                                                             File No. 333-137048

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      /X/ Pre-Effective Amendment No. 1
                      / / Post-Effective Amendment No. ____
                        (Check appropriate box or boxes)

                             VOYAGEUR TAX FREE FUNDS
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
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 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
  Class A, Class B and Class C Shares of beneficial interest, no par value, of
Delaware Tax-Free Minnesota Fund, one series of Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of
                               1940, as amended.

 Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
 Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section
                             8(a), shall determine.

                                     PART A

Part A of the  registration  statement  on Form N-14 filed on  September 1, 2006
[Accession  No.  0001308012-06-000182]  is  incorporated  into  this  filing  by reference.

                                     PART B

Part B of the  registration  statement  on Form N-14 filed on  September 1, 2006
[Accession  No.  0001308012-06-000182]  is  incorporated  into  this  filing  by reference.

                                     PART C

Part C of the  registration  statement  on Form N-14 filed on  September 1, 2006
[Accession  No.  0001308012-06-000182]  is  incorporated  into  this  filing  by reference.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), the  Registration  Statement has been signed on behalf of the  Registrant in the
City of  Philadelphia  and the  Commonwealth of Pennsylvania on this 29th day of
September, 2006.

                                       VOYAGEUR TAX FREE FUNDS

                                       By:      /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                                Chairman/President/Chief
                                                Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    Signature                              Title                       Date

/s/ Patrick P. Coyne              Chairman/President/         September 29, 2006
Patrick P. Coyne                  Chief Executive Officer
                                  (Principal Executive
                                  Officer) and Trustee

Thomas L. Bennett          *      Trustee                     September 29, 2006
Thomas L. Bennett

John A. Fry                *      Trustee                     September 29, 2006
John A. Fry

Anthony D. Knerr           *      Trustee                     September 29, 2006
Anthony D. Knerr

Lucinda S. Landreth        *      Trustee                     September 29, 2006
Lucinda S. Landreth

Ann R. Leven               *      Trustee                     September 29, 2006
Ann R. Leven

Thomas F. Madison          *      Trustee                     September 29, 2006
Thomas F. Madison

Janet L. Yeomans           *      Trustee                     September 29, 2006
Janet L. Yeomans

J. Richard Zecher          *      Trustee                     September 29, 2006
J. Richard Zecher

Michael P. Bishof          *      Senior Vice President/      September 29, 2006
Michael P. Bishof                 Chief Financial Officer
                                  (Principal Financial
                                  Officer)

                           *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)